Restricted Net Assets	12 Months Ended
May 31, 2024
Receivables [Abstract]
Restricted Net Assets
24.	RESTRICTED NET ASSETS
Relevant PRC laws and regulations restrict the WFOEs and the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends, except in the event of liquidation. The balance of restricted net assets was US$918,190, US$935,032 and US$956,123 of which, US$519,388, US$535,700 and US$557,771 were attributed to the paid-in
capital, additional
paid-in
capital and statutory reserves of the VIEs and US$398,802, US$399,332 and US$398,352 were attributed to the paid-in
capital, additional
paid-in
capital and statutory reserves of the WFOEs, as of May 31, 2022, 2023 and 2024, respectively. The WFOEs’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIEs’ revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under the applicable PRC law, loans from the PRC companies to their offshore affiliated entities require governmental approval, and advances by the PRC companies to their offshore affiliated entities must be supported by bona fide busin ess tra
nsacti
ons.